CONSOLIDATED BALANCE SHEETS (Parentheticals) - USD ($)	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	May 10, 2021
Notes payable - Sponsor - Cost (in Dollars)	$ 3,461,944				$ 3,461,944
Temporary Equity, par value (in Dollars per share)		$ 11.23	$ 11.11	$ 10.79	$ 10.58
Preferred stock, par value (in Dollars per share)	$ 0.0001				$ 0.0001
Preferred stock, shares authorized	1,000,000				1,000,000
Preferred stock, shares issued	0				0
Preferred stock, shares outstanding	0				0
Class A Common Stock
Temporary equity, shares outstanding	1,090,718				3,539,809
Temporary Equity, par value (in Dollars per share)	$ 11.63				$ 10.58
Common shares, par value (in Dollars per share)	$ 0.0001				$ 0.0001	$ 0.0001
Common shares, shares authorized	100,000,000				100,000,000
Common shares, shares issued	2,712,438				583,743
Common stock, shares outstanding	2,712,438				583,743
Class B Common Stock
Common shares, par value (in Dollars per share)	$ 0.0001				$ 0.0001
Common shares, shares authorized	10,000,000				10,000,000
Common shares, shares issued	2,371,813				4,500,528
Common stock, shares outstanding	2,371,813				4,500,528